Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 6: INTANGIBLE ASSETS OTHER THAN GOODWILL
     Intangible assets as of June 30, 2012 consisted of the following:

				Net Book
	Acquisition	Accumulated	Disposal/Transfer to	Value
	Cost	Amortization	Vessel Cost	June 30, 2012
Trade name	$100,420	$(23,947)	$—	$76,473
Port terminal operating rights	34,060	(5,993)	—	28,067
Customer relationships	35,490	(7,985)	—	27,505
Favorable lease terms (*)	234,514	(135,211)	—	99,303

Total Intangible assets	404,484	(173,136)	—	231,348

Unfavorable lease terms (**)	(127,513)	85,764	—	(41,749)

Total	$276,971	$(87,372)	$—	$189,599

     Intangible assets as of December 31, 2011 consisted of the following:

				Net Book Value
		Accumulated	Disposal/Transfer	December 31,
	Acquisition Cost	Amortization	to Vessel Cost	2011
Trade name	$100,420	$(22,025)	$—	$78,395
Port terminal operating rights	34,060	(5,533)	—	28,527
Customer relationships	35,490	(7,098)	—	28,392
Favorable lease terms	237,644	(128,172)	(1,513)	107,959

Total Intangible assets	407,614	(162,828)	(1,513)	243,273

Unfavorable lease terms	(127,513)	82,688	—	(44,825)

Total	$280,101	$(80,140)	$(1,513)	$198,448

(*)
As of June 30, 2012, the intangible asset associated with the favorable lease terms included an amount of $30,991 related to purchase options for the vessels. This amount was not amortized and, should the purchase option in respect of a vessel be exercised, any unamortized portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel (Note 5) and, if not exercised, the intangible will be written off. As of June 30, 2012 and December 31, 2011, $0 and $90, respectively, had been transferred to the acquisition cost of vessels.

(**)
As of June 30, 2012, the intangible liability associated with the unfavorable lease terms included an amount of $15,890 related to purchase options held by third parties. This amount is not amortized and, if exercised by the third party, the liability will be included in the calculation of the gain or loss of the related vessel and, if not exercised, the intangible will be written off. As of June 30, 2012, no purchase options held by third parties have been exercised.

Amortization expense, net for the three month periods ended June 30, 2012 and 2011 amounted to $4,463 and $4,390, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $8,852 and $9,517, respectively.
  The remaining aggregate amortization of acquired intangibles as of June 30, 2012 will be as follows:

	Within one		Year	Year
Description	year	Year Two	Three	Four	Year Five	Thereafter	Total
Navios Holdings
Trade name	$3,854	$3,854	$3,854	$3,854	$3,854	$57,203	$76,473
Favorable lease terms	15,899	13,199	11,840	11,324	10,566	5,484	68,312
Unfavorable lease terms	(5,725)	(4,933)	(4,302)	(2,828)	(1,787)	(6,284)	(25,859)
Port terminal operating rights	921	921	921	921	921	23,462	28,067
Customer relationships	1,775	1,775	1,775	1,775	1,775	18,630	27,505

Total	$16,724	$14,816	$14,088	$15,046	$15,329	$98,495	$174,498